Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Post-employment benefits
Defined contribution plans	$ 4,146,830	$ 132,191	$ 3,851,095	$ 3,671,057
Defined benefit plans	204,554	6,521	213,990	209,978
Post-employment benefits	4,351,384	138,712	4,065,085	3,881,035
Equity-settled share-based payments	2,481,787	79,113	2,188,600	742,890
Other employee benefits	106,008,884	3,379,308	93,677,548	86,893,030
Employee benefits expense	112,842,055	3,597,133	99,931,233	91,516,955
Operating costs [member]
Post-employment benefits
Employee benefits expense	70,444,617	2,245,605	61,843,852	58,390,785
Operating expenses [member]
Post-employment benefits
Employee benefits expense	$ 42,397,438	$ 1,351,528	$ 38,087,381	$ 33,126,170